Income taxes - Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 325.0	$ 182.3	€ 95.7
SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	294,297,539.0
NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	30,737,684.0
Tax Year 2027 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2027 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2028 [member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,332,348.0
Tax Year 2028 [member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2029 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	87,214,172.0
Tax Year 2029 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax Year 2030 [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,751,019.0
Tax Year 2030 [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | SWITZERLAND
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Unlimited [Member] | NETHERLANDS
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	30,737,684.0
Tax losses [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	325,035,223.0
Tax losses [member] | Tax Year 2027 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	0.0
Tax losses [member] | Tax Year 2028 [member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,332,348.0
Tax losses [member] | Tax Year 2029 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	87,214,172.0
Tax losses [member] | Tax Year 2030 [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	103,751,019.0
Tax losses [member] | Unlimited [Member]
Disclosure Of Operating Loss Carry Forwards [Line Items]
Tax effect of tax losses	€ 30,737,684.0